             As filed with the Securities and Exchange Commission
                               on July 17, 2000
                                                      Registration No. 333-35994

===============================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549
                               __________________

                                   FORM N-14

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                      Pre-Effective Amendment No. __  [_]
                      Post-Effective Amendment No. 1  [X]
                        (Check appropriate box or boxes)

                               __________________

                             PACIFIC CAPITAL FUNDS
              (Exact Name of Registrant as Specified in Charter)
                                (800) 258-9232
                       (Area code and Telephone Number)

                               3435 Stelzer Road
                             Columbus, Ohio 43219
         (Address of Principal Executive Offices, including Zip Code)

                                 Irimga McKay
                               3435 Stelzer Road
                             Columbus, Ohio 43219
                    (Name and Address of Agent for Service)

                            Copy to: Michael Glazer
                     Paul, Hastings, Janofsky & Walker LLP
                             555 S. Flower Street
                         Los Angeles, California 90071

                               _________________

       It is proposed that this filing will become effective immediately pursuant to Rule 485(b).

                               __________________


     Title of Securities Being Registered: Shares of Beneficial Interest. No filing fee is required because of Registrant's reliance on Rule 24f-2.

          In Pre-Effective Amendment No. 1 to its Registration Statement under the Securities Act of 1933 (the "1933 Act"), filed June 1, 2000, Registrant undertook to file a final copy of the tax opinion and consent of counsel, the form of which was filed as Exhibit 12 to Registrant's Registration Statement on form N-14 under the 1933 Act filed on May 1, 2000. This Post-Effective Amendment No. 1 is being filed for the purpose of complying with that undertaking.


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                                 July 10, 2000



Pacific Capital Funds
3435 Stelzer Road
Columbus, Ohio 43218

     Re:  Reorganization of U.S. Treasury Securities Fund
          and Diversified Fixed Income Fund
          ---------------------------------

Ladies and Gentlemen:

          You have requested our opinion as counsel for The Pacific Capital Funds, a Massachusetts business trust (the "Trust"), with respect to certain federal income tax matters in connection with the reorganization by and between the Diversified Fixed Income Fund (the "Acquiring Fund"), a series of the Trust, and the U.S. Treasury Securities Fund (the "Acquired Fund"), also a series of the Trust. This opinion is rendered in connection with the transaction (the "Transaction") described in the Agreement and Plan of Reorganization dated as of April 25, 2000 (the "Reorganization Agreement"), by the Trust for itself and on behalf of the Acquiring Fund and the Acquired Fund, and adopts the applicable defined terms therein.

          This letter and the opinion expressed herein are for delivery to the Trust and may be relied upon only by the Trust, the Acquiring Fund and the Acquired Fund, and their shareholders. This opinion also may be disclosed by the Trust, the Acquiring Fund and the Acquired Fund, or any of their shareholders in connection with an audit or other administrative proceeding before the Internal Revenue Service (the "Service") affecting the Trust, the Acquiring Fund and the Acquired Fund, or any of their shareholders or in connection with any judicial proceeding relating to the federal, state or local tax liability of the Trust, the Acquiring Fund and the Acquired Fund or any of their shareholders.

          For purposes of this opinion we have assumed the truth and accuracy of the following facts:

          The Trust was duly created pursuant to its Agreement and Declaration of Trust by the Trustees for the purpose of acting as a management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and is validly existing under the laws of the Commonwealth of Massachusetts. The Trust is registered as an investment company classified as a diversified, open-end management company, under the 1940 Act.

          The Acquiring Fund is a series of the Trust duly established under the laws of the Commonwealth of Massachusetts, and is validly existing under the laws of that Commonwealth. The shares of the Acquiring Fund are widely held. The Acquiring Fund has an authorized capital of an unlimited number of shares and each outstanding share of the Acquired Fund is fully transferable and has full voting rights.
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The Pacific Capital Funds
July 10, 2000
Page 2

          The Acquired Fund is a series of the Trust duly established under the laws of the Commonwealth of Massachusetts, and is validly existing under the laws of that Commonwealth. The shares of the Acquired Fund are widely held.
The Acquired Fund has an authorized capital of an unlimited number of shares and each outstanding share of the Acquired Fund is fully transferable and has full voting rights.

          For valid business purposes, the following transaction will take place in accordance with the laws of the Commonwealth of Massachusetts and pursuant to the Reorganization Agreement:

          (a) On the date of the closing (the "Closing Date"), the Trust will cause the Acquired Fund to transfer substantially all of its assets to the Acquiring Fund. Solely in exchange therefor, the Trust will cause the Acquiring Fund to deliver to the Acquired Fund a number of Class A and Class Y shares (the "Acquiring Fund Shares") of voting shares of beneficial interest of the Acquiring Fund and to assume the liabilities of the Acquired Fund as stated in the Reorganization Agreement.

          (b) The Trust will then cause the Acquired Fund to liquidate and distribute all of the Acquiring Fund Shares to the shareholders of the Acquired Fund in proportion to their respective interests in the Acquired Fund in exchange for their shares in the Acquired Fund.

          (c) The Trust will then cause the Acquired Fund to wind up and dissolve as soon as practicable thereafter.

          In rendering the opinions stated below, we have examined and relied upon the following, assuming the truth and accuracy of any statements contained therein:

          (1)  The Reorganization Agreement; and

          (2) Such other documents, records and instruments as we have deemed necessary in order to enable us to render the opinions referred to in this letter.
            For purposes of rendering the opinions stated below, we have in addition relied upon the following representations by the Trust on behalf of both the Acquired Fund and the Acquired Fund, as applicable

            (A) The fair market value of the Acquiring Fund Shares received by each shareholder of the Acquired Fund will be approximately equal to the fair market value of the shares of the Acquired Fund surrendered in the exchange. The shareholders of the Acquired Fund received no consideration other than Acquiring Fund Shares in exchange for their shares in the Acquired Fund.

            (B) On the Closing Date there was not and there has not been any plan or intention by the Acquiring Fund or any person related (as defined in section 1.368-1(e)(3) of the Treasury Regulations which generally provides that two corporations are related persons if either (i) the corporations are members of the same affiliated group or (ii) one corporation is a subsidiary of the other corporation) to the Acquiring Fund to
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The Pacific Capital Funds
July 10, 2000
Page 3

     acquire or redeem any of the shares of the Acquiring Fund issued in the transaction either directly or through any transaction, agreement, or arrangement with any other person, other than redemptions in the ordinary course of the Acquiring Fund's business as an open-end investment company as required by section 22(e) of the 1940 Act.

            (C) During the five-year period ending on the Closing Date, neither the Acquired Fund nor any person related to the Acquired Fund (as defined in section 1.368-1(e)(3) of the Treasury Regulations) will have directly or through any transaction, agreement, or arrangement with any other person,
     (i) acquired shares of the Acquired Fund with consideration other than shares of the Acquiring Fund or the Acquired Fund, except for shares redeemed in the ordinary course of the Acquired Fund's business as an open-end investment company as required by section 22(e) of the 1940 Act or (ii) made distributions with respect to the Acquired Fund shares, except for (a) regular, normal dividend distributions made to the Acquired Fund's shareholders in an amount equal to 100% of its investment company taxable income and its net capital gains, and (b) additional distributions, to the extent such distributions do not exceed 50% of the value (without giving effect to such distributions) of the proprietary interest in the Acquired Fund on the effective date of the proposed transaction.

            (D) Prior to or in the Transaction, neither the Acquiring Fund nor any person related to the Acquiring Fund (as defined in section 1.368-1(e)(3) of the Treasury Regulations) will have acquired directly or through any transaction, agreement or arrangement with any other person, shares of the Acquired Fund with consideration other than shares of the Acquiring Fund.

            (E) The aggregate value of the acquisitions, redemptions, and distributions discussed in paragraphs (B), (C) and (D) above, other than redemptions in the ordinary course of the Acquiring Fund's business as an open-end investment company as required by the 1940 Act, will not exceed 50 percent of the value (without giving effect to the acquisitions, redemptions and distributions) of the proprietary interest in the Acquired Fund on the effective date of the proposed transaction.

            (F) The Acquiring Fund will acquire at least 90 percent of the fair market value of the net assets and at least 70 percent of the fair market value of the gross assets held by the Acquired Fund immediately prior to the Transaction. For purposes of this representation, amounts used by the Acquired Fund to pay its reorganization expenses, amounts paid by the Acquired Fund to shareholders who receive cash or other property, and all redemptions and distributions (except for distributions and redemptions occurring in the ordinary course of the Acquired Fund's business as a series of an investment company) made by the Acquired Fund immediately preceding the transfer have been included as assets of the Acquired Fund held immediately prior to the transaction.

            (G) On the Closing Date and at all times prior to the Closing Date, the Acquiring Fund did not have and has not had any plan or intention to sell or otherwise dispose of any of the assets of the Acquired Fund acquired in the Transaction, except for dispositions made in the ordinary course of its business as a series of an open-end investment company.
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The Pacific Capital Funds
July 10, 2000
Page 4

          (H) The Acquired Fund will distribute the Acquiring Fund Shares it receives in the Transaction to its shareholders as provided in the Reorganization Agreement.

          (I) The liabilities of the Acquired Fund assumed by the Acquiring Fund and the liabilities to which the transferred assets will be subject were incurred by the Acquired Fund in the ordinary course of business and were associated with the assets transferred to the Acquiring Fund.

          (J) At all times following the Transaction, the Acquiring Fund has continued and intends to continue the historic business of the Acquired Fund or use a significant portion of the Acquired Fund's historic business assets in a business.

          (K) Pacific Capital Trust, the investment adviser to both the Acquiring Fund and the Acquired Fund, will pay or assume only those expenses of the Acquired Fund and the Acquired Fund's shareholders that are solely and directly related to the transaction in accordance with the guidelines established in Rev. Rul. 73-54, 1973-1 C.B. 187 (such as legal and accounting expenses, appraisal fees, administrative costs, security underwriting and registration fees and expenses, and transfer agents' fees and expenses). Otherwise, the Acquiring Fund, the Acquired Fund, and the shareholders of the Acquired Fund will pay their respective expenses, if any, incurred in connection with the transaction.

          (L) There is no intercorporate indebtedness existing between the Acquired Fund and the Acquiring Fund that was issued, acquired, or will be settled at a discount.

          (M) The Acquired Fund and the Acquiring Fund each meet the requirements of a regulated investment company as defined in Sections 368(a)(2)(F)(ii) and (iii) of the Internal Revenue Code of 1986, as amended (the "Code").

          (N) On the Closing Date, the Acquiring Fund will not own, directly or indirectly, nor did it own during the five years preceding the Closing
Date, directly or indirectly, any shares of the Acquired Fund.

          (O) The fair market value of the assets of the Acquired Fund transferred to the Acquiring Fund will equal or exceed the sum of the liabilities assumed by the Acquiring Fund, plus the amount of liabilities, if any, to which the transferred assets are subject.

          (P) Each of the Acquired Fund and the Acquiring Fund has elected to be taxed as a "regulated investment company" under Section 851 of the Code and, for all of its taxable periods (including the last short taxable period ending on the date of the transaction for the Acquired Fund), has qualified for the special tax treatment afforded regulated investment companies under the Code, and after the transaction, the Acquiring Fund intends to continue to so qualify.

The Pacific Capital Funds
July 10, 2000
Page 5

          (Q) The Acquired Fund is not under the jurisdiction of a court in a case under Title 11 of the United States Code or a receivership, foreclosure, or similar proceeding in a Federal or state court within the meaning of Code
Section 368(a)(3)(A).

          (R) Neither the Acquired Fund nor one or more of its shareholders, or any combination thereof, will control (within the meaning of Section 368(a)(2)(H) of the Code, which provides that control means the ownership of shares possessing at least 50 percent of the total combined voting power of all classes of shares entitled to vote, or at least 50 percent of the total value of all classes of shares) the Acquiring Fund immediately after the transfer.

          Our opinions set forth in this letter are based upon the Code, regulations of the Treasury Department, published administrative announcements and rulings of the Service and court decisions, all as of the date of this letter. Based on the foregoing facts and representations, and provided that the transaction will take place in accordance with the terms of the Reorganization Agreement, and further provided that the Acquired Fund distributes the shares of the Acquiring Fund received in the transaction as soon as practicable, we are of the opinion that:

     (1) The transfer by the Acquired Fund of substantially all of its assets to the Acquiring Fund solely in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the Acquired Fund's liabilities, followed by the distribution by the Acquired Fund of the Acquiring Fund Shares to its shareholders in complete liquidation of the Acquired Fund will be a reorganization within the meaning of Section 368(a) of the Code.

     (2) The Acquired Fund will recognize no gain or loss on its transfer of substantially all of its assets to the Acquiring Fund in exchange solely for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the Acquired Fund's liabilities, or on distribution of such Acquiring Fund Shares to its shareholders.

     (3) The Acquiring Fund will recognize no gain or loss on its receipt of substantially all of the assets of the Acquired Fund and the assumption by the Acquiring Fund of the Acquired Fund's liabilities in exchange solely for the Acquiring Fund Shares.

     (4) The Acquiring Fund's basis in the assets received from the Acquired Fund in the transaction will equal the basis of such assets in the hands of the Acquired Fund immediately prior to the transaction.

     (5) The Acquiring Fund's holding period for the assets received in the Transaction will include the period during which the Acquired Fund held such assets.

     (6) The shareholders of the Acquired Fund will recognize no gain or loss on the receipt of the Acquiring Fund Shares (including any fractional share interests to which they may be entitled) solely in exchange for their Acquired Fund shares.

     (7) The basis of the Acquiring Fund Shares received by each of the Acquired Fund's shareholders in the transaction (including fractional shares to which

The Pacific Capital Funds
July 10, 2000
Page 6

they may be entitled) will equal the basis of the Acquired Fund shares surrendered in exchange therefor.

     (8) The holding period of the Acquiring Fund Shares received by each of the Acquired Fund's shareholders in exchange for their Acquired Fund shares (including fractional shares to which they may be entitled) will include the period that the shareholder held the Acquired Fund shares exchanged therefor, provided that the shareholder held such shares as a capital asset on the date of the exchange.

          The opinions set forth above represent our conclusions as to the application of federal income tax law existing as of the date of this letter to the transactions described above, and we can give no assurance that legislative enactments, administrative changes or court decisions may not be forthcoming which would require modifications or revocations of our opinions expressed herein. Moreover, there can be no assurance that positions contrary to our opinions will not be taken by the Service, or that a court considering the issues would not hold contrary to such opinions. Further, all the opinions set forth above represent our conclusions based upon the documents and facts referred to above. Any material amendments to such documents or changes in any significant facts would affect the opinions referred to herein. Although we have made such inquiries and performed such investigation as we have deemed necessary to fulfill our professional responsibilities, we have not undertaken an independent investigation of the facts referred to in this letter.

          We express no opinion as to any federal income tax issue or other matter except those set forth above.

          We hereby consent to the filing of this opinion as an exhibit to the Trust's Registration Statement on Form N-14 (and our being named therein) filed by the Trust in connection with the Transaction.

                              Very truly yours,



                              /s/  Paul, Hastings, Janofsky & Walker LLP

                                  SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed on behalf of the Registrant in the City of San Diego, State of California, on the 15th day of July, 2000.

                                        PACIFIC CAPITAL FUNDS



                                        By: /s/ Irimga McKay
                                            -----------------------------
                                                Irimga McKay
                                                President

          As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                       Title                        Date


/s/ IRIMGA MCKAY                President                    July 17, 2000


___________________________     (Principal Executive
(Irimga McKay)                  Officer)


       *                        Treasurer (Principal
___________________________     Financial and Accounting
(Craig Warren)                  Officer)


       *                        Trustee and Chairperson
___________________________
(Walter J. Laskey)


       *                        Trustee
___________________________
(Douglas Philpotts)


       *                        Trustee
___________________________
(Richard W. Gushman, II)

       *                        Trustee
___________________________
(Stanley W. Hong)


       *                        Trustee
___________________________
(Russell K. Okata)


       *                        Trustee
___________________________
(Oswald K. Stender)


*/s/ IRIMGA MCKAY               Trustee                     July 17, 2000
___________________________
(Irimga McKay, Attorney-in-Fact)

                                 EXHIBIT INDEX

                             PACIFIC CAPITAL FUNDS
                       Post-Effective Amendment No. 1 to
                       Form N-14 Registration Statement


(12)  Tax Opinion and Consent of Counsel dated July 10, 2000.

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